ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACCRUED LIABILITIES
7. ACCRUED LIABILITIES
	September 30,	December 31,
	2020	2019
Accrued compensation	$179,349	$128,942
Accrued sales tax	53,284	140,683
Accrued franchise tax	7,654	5,000
Accrued professional fees and other payables	289,147	204,456
Total accrued liabilities	$529,434	$479,081

	December 31,	December 31,
	2019	2018
Accrued compensation	$128,942	$156,139
Accrued sales tax	140,683	149,821
Accrued franchise tax	5,000	35,000
Accrued professional fees and other payables	204,456	197,823
Total accrued liabilities	$479,081	$538,783